INTANGIBLE ASSET (Detail Textuals) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Indefinite-lived Intangible Assets [Line Items]
Payments to acquire intangible assets		$ 1,500,000
Intangible asset	$ 2,039,417	2,039,417
NEO1940
Indefinite-lived Intangible Assets [Line Items]
Payments to acquire intangible assets		$ 1,500,000
Number of common stock payable recorded		61,297
Amount of stock options exercise to develop product		$ 539,417
Number of common stock issued	61,297
Intangible asset		$ 2,039,417